Investments in equity investees - Cai Niao, Feng Chao and Wheat Commune (Details) ¥ in Thousands, $ in Thousands	1 Months Ended					12 Months Ended
	Oct. 31, 2017 USD ($) shares	Jul. 31, 2016 CNY (¥)	Mar. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) item	Jun. 30, 2015 CNY (¥) item	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Oct. 31, 2017 CNY (¥)	Jan. 31, 2017	May 31, 2016 CNY (¥)	Mar. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	May 31, 2013 CNY (¥)
Investments in equity investees
Impairment of cost method equity investees						$ 4,611	¥ 30,000
Cai Niao Smart Logistics Network Limited ("Cai Niao")
Investments in equity investees
Capital contribution in cash	$ 9,056		$ 15,473					¥ 59,668			¥ 100,285		¥ 50,000
Equity interest in cost method investment (as a percent)	1.00%							1.00%					1.00%
Shares subscribed for consideration of cost method investment (in shares) | shares	12,000,000		30,000,000
Shenzhen Feng Chao Technology Ltd. ("Feng Chao")
Investments in equity investees
Capital contribution in cash | ¥					¥ 100,000					¥ 100,000
Equity interest in cost method investment (as a percent)					20.00%					20.00%
Number of top express delivery companies in agreement					3
Number of board seat allocated for cost method investment					1
Number of board seat available in cost method investee					5
Equity interest in equity method investment (as a percent)									10.40%
Shenzhen Feng Chao Technology Ltd. ("Feng Chao") | Share Holding Platform | All investors
Investments in equity investees
Equity interest agreed to be transferred (as a percent)		5.00%
Equity interests agreed to be sold (as a percent)		1.00%
Equity interests agreed to be sold, consideration amount | ¥		¥ 2,500
Wheat Commune Group Inc. ("Wheat Commune)
Investments in equity investees
Capital contribution in cash				$ 12,000								¥ 77,668
Equity interest in cost method investment (as a percent)				7.45%								7.45%
Number of cities where comprehensive campus service provided				100
Impairment of cost method equity investees | ¥							¥ 30,000